Investments - Summary of Financial Assets Excluding Derivatives (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
AFS	€ 99,580	€ 89,404
Fair value through profit or loss	10,057	9,080
Loans	44,519	44,591
Total	154,156	143,075
Fair value	160,100	148,570
Current portion:
Debt securities, money market and other short-term investments, mortgage and private loans	14,671	14,654
Shares [member]
Disclosure of financial assets [line items]
AFS	345	409
Fair value through profit or loss	1,634	1,813
Total	1,979	2,221
Fair value	1,979	2,221
Debt securities [member]
Disclosure of financial assets [line items]
AFS	93,681	82,918
Fair value through profit or loss	5,669	3,934
Total	99,350	86,853
Fair value	99,350	86,853
Money market and other short-term instruments [member]
Disclosure of financial assets [line items]
AFS	4,558	5,169
Fair value through profit or loss	109	158
Total	4,667	5,327
Fair value	4,667	5,327
Mortgage loans - held at amortized cost [member]
Disclosure of financial assets [line items]
Loans	38,244	37,750
Total	38,244	37,750
Fair value	43,258	42,567
Private loans - held at amortized cost [member]
Disclosure of financial assets [line items]
Loans	4,358	4,487
Total	4,358	4,487
Fair value	5,280	5,159
Deposits with financial institutions [member]
Disclosure of financial assets [line items]
Loans	92	141
Total	92	141
Fair value	92	141
Policy loans [member]
Disclosure of financial assets [line items]
Loans	1,801	2,024
Total	1,801	2,024
Fair value	1,801	2,024
Other [member]
Disclosure of financial assets [line items]
AFS	996	908
Fair value through profit or loss	2,645	3,175
Loans	25	188
Total	3,665	4,272
Fair value	€ 3,665	€ 4,272